Share Capital - Additional Information (Detail)		9 Months Ended
	Mar. 14, 2019 shares	Sep. 30, 2019 kr / shares shares	Mar. 13, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares issued		47,739,647
Share nominal value | kr / shares		kr 1
Number of shares issued public offering	4,791,667
Number of shares outstanding	46,927,115	47,739,647	42,135,448
Warrants [member]
Disclosure of classes of share capital [line items]
Share nominal value | kr / shares		kr 1
Aggregate number of warrants exercised		812,532